Share-Based Compensation - Restricted Shares (Details) - Leju Plan - Restricted Shares - USD ($)		1 Months Ended	12 Months Ended
	Apr. 23, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Award vesting period					3 years
Summary of restricted share activity
Outstanding at beginning of the year (in shares)			966,667
Granted (in shares)			0		250,000
Vested (in shares)			(349,999)
Forfeited (in shares)			0
Outstanding at end of the year (in shares)			616,668	966,667
Weighted Average Grant-date Fair Value
Outstanding at beginning of the year (in dollars per share)			$ 1.53
Vested (in dollars per share)			1.54
Outstanding at end of the year (in dollars per share)			$ 1.52	$ 1.53
Additional disclosure
Restricted shares granted			0		250,000
Total grant date fair value of restricted shares vested			$ 537,498	$ 137,500	$ 0
Unrecognized compensation expense			$ 34,375
Weighted-average period over which cost is expected to be recognized			3 months
Group's employees
Additional disclosure
Compensation expense			$ 137,500	137,500	103,125
Options granted for purchase of shares			600,000
Senior management Team
Summary of restricted share activity
Granted (in shares)		800,000
Additional disclosure
Restricted shares granted		800,000
Compensation expense				$ 1,425,000	$ 1,225,000
Options granted for purchase of shares	600,000
Exercise price of shares granted (in dollars per share)	$ 0.10